Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Growth Fund
The MidCap Growth Fund
The Value Fund
The MidCap Value Fund
The Bond Fund
The National Tax‑Free Intermediate Bond Fund
The Kansas Tax‑Free Intermediate Bond Fund
The Missouri Tax‑Free Intermediate Bond Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
1.
With respect to The Growth Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 2 of the Prospectus are replaced in their entirety with the following:

The Growth Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.32%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.63%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786
2.
With respect to The Value Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 8 of the Prospectus are replaced in their entirety with the following:

The Value Fund
Annual Fund Operating Expenses
Management Fees(1)	0.25%
Other Expenses	0.38%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.64%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798
3.
With respect to The MidCap Growth Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 14 of the Prospectus are replaced in their entirety with the following:

The MidCap Growth Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.33%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.64%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798
4.
With respect to The MidCap Value Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 20 of the Prospectus are replaced in their entirety with the following:

The MidCap Value Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses(2)	0.69%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(3)	1.00%

Less Fee Waiver and/or Expense Reimbursement(4)	(0.29)%

Total Annual Fund Operating Expenses	0.71%

(1)	Management fees have been restated to reflect current fees.
(2)	Other expenses have been restated to reflect current fees.
(3)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

(4)
Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through August 1, 2027. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$290	$524	$1198
5.
With respect to The Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 26 of the Prospectus are replaced in their entirety with the following:

The Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.13%
Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.41%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518
6.
With respect to The National Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 39 of the Prospectus are replaced in their entirety with the following:

The National Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.27%

Total Annual Fund Operating Expenses	0.57%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714
7.
With respect to The Missouri Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 46 of the Prospectus are replaced in their entirety with the following:

The Missouri Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.59%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738
8.
With respect to The Kansas Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 53 of the Prospectus are replaced in their entirety with the following:

The Kansas Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.35%

Total Annual Fund Operating Expenses	0.65%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

The Missouri Tax-Free Intermediate Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Missouri Tax‑Free Intermediate Bond Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
7.
With respect to The Missouri Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 46 of the Prospectus are replaced in their entirety with the following:

The Missouri Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.59%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

The Kansas Tax-Free Intermediate Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Kansas Tax‑Free Intermediate Bond Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
8.
With respect to The Kansas Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 53 of the Prospectus are replaced in their entirety with the following:

The Kansas Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.35%

Total Annual Fund Operating Expenses	0.65%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

The Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Growth Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
1.
With respect to The Growth Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 2 of the Prospectus are replaced in their entirety with the following:

The Growth Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.32%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.63%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

The Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Value Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
2.
With respect to The Value Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 8 of the Prospectus are replaced in their entirety with the following:

The Value Fund
Annual Fund Operating Expenses
Management Fees(1)	0.25%
Other Expenses	0.38%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.64%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

The MidCap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The MidCap Growth Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
3.
With respect to The MidCap Growth Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 14 of the Prospectus are replaced in their entirety with the following:

The MidCap Growth Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.33%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(2)	0.64%

(1)	Management fees have been restated to reflect current fees.
(2)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

The Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The Bond Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
5.
With respect to The Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 26 of the Prospectus are replaced in their entirety with the following:

The Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.13%
Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.41%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

The National Tax-Free Intermediate Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The National Tax‑Free Intermediate Bond Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
6.
With respect to The National Tax‑Free Intermediate Bond Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 39 of the Prospectus are replaced in their entirety with the following:

The National Tax‑Free Intermediate Bond Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses	0.27%

Total Annual Fund Operating Expenses	0.57%

(1)	Management fees have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

The MidCap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
THE COMMERCE FUNDS
(the “Trust”)
The MidCap Value Fund
(the “Funds”)
Supplement dated May 27, 2026 to the
Prospectus dated March 1, 2026
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
At its May 14, 2026 meeting, the Board of Trustees of the Trust approved the permanent reduction of the contractual fee rate under the Advisory Agreements between Commerce Investment Advisors, Inc. (the “Adviser”) and the Trust on behalf of each Fund, as well as a new contractual expense limitation for The Growth Fund and The Bond Fund under the Amended and Restated Waiver and Reimbursement Agreement between the Adviser and the Trust on behalf of the Funds.
Effective August 1, 2026, under the new contractual fee rate, the Funds’ management fees, calculated as a percentage of the Funds’ average daily net assets, will be reduced as set forth below. Also effective August 1, 2026, the contractual expense limitation for The Growth Fund and The Bond Fund will also be reduced as set forth below.
Therefore, effective August 1, 2026, the Funds’ Prospectus is amended as follows:
I.	Fees and Expenses
4.
With respect to The MidCap Value Fund, the “Annual Fund Operating Expenses” table and “Example” table that appear under the sub‑heading “Fees and Expenses of the Fund” on page 20 of the Prospectus are replaced in their entirety with the following:

The MidCap Value Fund
Annual Fund Operating Expenses
Management Fees(1)	0.30%
Other Expenses(2)	0.69%
Acquired (Underlying) Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses(3)	1.00%

Less Fee Waiver and/or Expense Reimbursement(4)	(0.29)%

Total Annual Fund Operating Expenses	0.71%

(1)	Management fees have been restated to reflect current fees.
(2)	Other expenses have been restated to reflect current fees.
(3)
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

(4)
Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through August 1, 2027. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example: This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$290	$524	$1198